CONDENSED STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 12, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income		$ (247,531)	$ (85)	$ (1,225)		$ (103,385)
Adjustments to reconcile net income to net cash provided by operating activities:
Interest earned on marketable securities held in Trust Account		(6,208)				(5,785)
Unrealized gain on marketable securities held in Trust Account						(828)
Change in fair value of warrant liabilities		49,500
Changes in operating assets and liabilities:
Prepaid expenses		15,332				(395,887)
Accrued expenses		41,380	(225)	1,225		82,429
Net cash provided by operating activities		(147,527)	(310)			(423,456)
Cash flows from investing activities:
Net cash used for investing activities						(115,000,000)
Cash flows from financing activities:
Issuance of common shares, net of issuance costs				25,000
Proceeds from sale of Units, net of underwriting discounts paid						113,850,000
Proceeds From Sale Of Private Units						2,750,000
Proceeds from promissory note - related party						200,000
Payment of offering costs						(504,977)
Net cash provided by financing activities				25,000		116,095,023
Net Change in Cash	$ 25,000	(147,527)	(310)				$ 671,567
Cash, cash equivalents and restricted cash beginning of year		696,567	25,000		$ 24,690	25,000
Cash and cash equivalents end of year		549,040	$ 24,690	$ 25,000	$ 549,040	696,567	$ 25,000
Non-Cash investing and financing activities:
Change in value of common stock subject to possible redemption		$ (247,530)				$ (102,110)